Operating lease liability (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease, discount rates	3.65%
Amortized expense	$ 166,872	$ 138,272
Operating lease expenses	253,227	235,069
Operating lease expenses, paid	$ 156,974	$ 94,675
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Operating lease, discount rates	3.65%
Operating lease, weighted average remaining lease term	0 years
Operating Right of Use Assets Long cheng Car [Member]
Lessee, Lease, Description [Line Items]
Operating lease, discount rates	3.65%
Operating lease, weighted average remaining lease term	0 years